                                                             NATIONWIDE/(R)/ VLI
                                                                Separate Account

                                                                   Annual Report
                                                               December 31, 2004

                               Investment/Life/(R)/
                                        VAN KAMPEN/
                  NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-12/04

                         NATIONWIDE VLI SEPARATE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments in Van Kampen Life Investment Trust, at fair value:
    Van Kampen LIT - Emerging Growth Fund (VKEmGr)
      134,079 shares (cost $3,122,434) ...................................   $   3,488,743
    Van Kampen LIT - Enterprise Fund (VKEnt)
      2,269,051 shares (cost $35,042,902) .................................     30,859,093
    Van Kampen LIT - Government Fund (VKGov)
      4,127,695 shares (cost $36,631,016) .................................     39,130,548
    Van Kampen LIT - Money Market Fund (VKMMkt)
      5,010,490 shares (cost $5,010,490) ..................................      5,010,490
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      117,932 shares (cost $1,704,910) ....................................      2,415,241
                                                                             -------------
        Total Investments .................................................     80,904,115
  Accounts Receivable .....................................................              -
                                                                             -------------
        Total Assets ......................................................     80,904,115
Accounts Payable ..........................................................        219,365
                                                                             -------------
Contract Owners Equity (note 7) ...........................................  $  80,684,750
                                                                             =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                           Total          VKEmGr           VKEnt          VKGov           VKMMkt      VKUSRealEst
                                        ------------    -----------    ------------   -------------   -------------   ------------
Investment activity:
  Reinvested dividends ...............  $  2,110,460              -         120,456       1,910,412          42,942         36,650
  Mortality and expense risk charges
   (note 3)  .........................      (408,915)       (17,172)       (153,796)       (199,000)        (28,515)       (10,432)
                                        ------------    -----------    ------------   -------------   -------------   ------------
    Net investment income (loss) .....     1,701,545        (17,172)        (33,340)      1,711,412          14,427         26,218
                                        ------------    -----------    ------------   -------------   -------------   ------------
  Proceeds from mutual fund shares
   sold ..............................    12,189,127      1,292,330       4,328,777       3,683,668       2,154,379        729,973
  Cost of mutual fund shares sold ....   (14,444,147)    (1,880,768)     (6,189,705)     (3,653,791)     (2,154,379)      (565,504)
                                        ------------    -----------    ------------   -------------   -------------   ------------
    Realized gain (loss) on
     investments .....................    (2,255,020)      (588,438)     (1,860,928)         29,877               -        164,469
  Change in unrealized gain (loss)
   on investments ....................     3,795,090        814,397       2,908,913        (327,740)              -        399,520
                                        ------------    -----------    ------------   -------------   -------------   ------------
    Net gain (loss) on investments ...     1,540,070        225,959       1,047,985        (297,863)              -        563,989
                                        ------------    -----------    ------------   -------------   -------------   ------------
  Reinvested capital gains ...........        42,666              -               -               -               -         42,666
                                        ------------    -----------    ------------   -------------   -------------   ------------
    Net increase (decrease) in
     contract owners' equity resulting
     from operations .................  $  3,284,281        208,787       1,014,645       1,413,549          14,427        632,873
                                        ============    ===========    ============   =============   =============   ============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                      Total                           VKEmGr
                                           ---------------------------     -------------------------
                                               2004            2003            2004          2003
                                           ------------    -----------     ----------    -----------
Investment activity:
  Net investment income (loss) .........   $  1,701,545      1,745,531        (17,172)       (14,673)
  Realized gain (loss) on investments ..     (2,255,020)    (1,724,864)      (588,438)      (349,283)
  Change in unrealized gain (loss)
   on investments ......................      3,795,090      8,424,112        814,397      1,053,208
  Reinvested capital gains .............         42,666              -              -              -
                                           ------------    -----------     ----------    -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ........................      3,284,281      8,444,779        208,787        689,252
                                           ------------    -----------     ----------    -----------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ............         98,534         (2,770)       (17,106)        (2,842)
  Transfers between funds ..............              -              -        (16,404)       725,449
  Surrenders (note 6) ..................     (6,580,564)    (9,500,525)      (401,338)      (234,069)
  Death benefits (note 4) ..............     (2,530,526)    (4,066,994)      (148,302)      (997,837)
  Net policy repayments (loans)
   (note 5) ............................      3,041,338      7,126,476        302,816      1,287,972
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...................       (896,670)      (708,739)       (50,954)       (44,838)
  Adjustments to maintain reserves .....       (464,191)       144,152        (23,542)      (241,106)
                                           ------------    -----------     ----------    -----------
      Net equity transactions ..........     (7,332,079)    (7,008,400)      (354,830)       492,729
                                           ------------    -----------     ----------    -----------
Net change in contract owners' equity ..     (4,047,798)     1,436,379       (146,043)     1,181,981
Contract owners' equity beginning
 of period ..............................    84,732,548     83,296,169      3,634,909      2,452,928
                                           ------------    -----------     ----------    -----------
Contract owners' equity end of period ..   $ 80,684,750     84,732,548      3,488,866      3,634,909
                                           ============    ===========     ==========    ===========
CHANGES IN UNITS:
  Beginning units ......................      2,906,215      3,162,811        155,600        133,060
                                           ------------    -----------     ----------    -----------
  Units purchased ......................        106,830        238,415          8,610         40,243
  Units redeemed .......................       (366,591)      (495,011)       (23,910)       (17,703)
                                           ------------    -----------     ----------    -----------
  Ending units .........................      2,646,454      2,906,215        140,300        155,600
                                           ============    ===========     ==========    ===========

                                                      VKEnt                           VKGov
                                           ---------------------------     -------------------------
                                               2004            2003            2004          2003
                                           ------------    -----------     ----------    -----------
Investment activity:
  Net investment income (loss) .........        (33,340)         3,037      1,711,412      1,761,648
  Realized gain (loss) on investments ..     (1,860,928)    (1,548,072)        29,877        167,303
  Change in unrealized gain (loss)
   on investments ......................      2,908,913      8,316,981       (327,740)    (1,401,807)
  Reinvested capital gains .............              -              -              -              -
                                           ------------    -----------     ----------    -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ........................      1,014,645      6,771,946      1,413,549        527,144
                                           ------------    -----------     ----------    -----------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ............         82,334         (1,318)        32,380          1,985
  Transfers between funds ..............       (177,284)        79,574       (135,654)      (451,931)
  Surrenders (note 6) ..................     (3,033,542)    (3,248,050)    (2,310,662)    (4,671,022)
  Death benefits (note 4) ..............       (726,576)      (700,132)    (1,366,970)    (2,351,291)
  Net policy repayments (loans)
   (note 5) ............................      1,306,734      2,170,849      1,015,474      2,979,301
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...................       (331,120)      (308,752)      (369,904)      (376,575)
  Adjustments to maintain reserves .....        (74,591)        27,070         14,782        252,334
                                           ------------    -----------     ----------    -----------
      Net equity transactions ..........     (2,954,045)    (1,980,759)    (3,120,554)    (4,617,199)
                                           ------------    -----------     ----------    -----------
Net change in contract owners' equity ..     (1,939,400)     4,791,187     (1,707,005)    (4,090,055)
Contract owners' equity beginning
 of period .............................     32,799,226     28,008,039     40,839,879     44,929,934
                                           ------------    -----------     ----------    -----------
Contract owners' equity end of period ..     30,859,826     32,799,226     39,132,874     40,839,879
                                           ============    ===========     ==========    ===========
CHANGES IN UNITS:
  Beginning units ......................        980,935      1,049,791      1,425,979      1,589,288
                                           ------------    -----------     ----------    -----------
  Units purchased ......................         36,888         65,783         31,142        106,403
  Units redeemed .......................       (125,931)      (134,639)      (138,205)      (269,712)
                                           ------------    -----------     ----------    -----------
  Ending units .........................        891,892        980,935      1,318,916      1,425,979
                                           ============    ===========     ==========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                     VKMMkt                         VKUSRealEst
                                           ----------------------------   -----------------------------
                                               2004            2003           2004             2003
                                           ------------    ------------   -------------    ------------
Investment activity:
  Net investment income (loss)  ........   $     14,427           2,608          26,218          (7,089)
  Realized gain (loss) on investments ..              -               -         164,469           5,188
  Change in unrealized gain (loss)
   of investments ......................              -               -         399,520         455,730
  Reinvested capital gains .............              -               -          42,666               -
                                           ------------    ------------   -------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ........................         14,427           2,608         632,873         453,829
                                           ------------    ------------   -------------    ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ............            102            (604)            824               9
  Transfers between funds ..............         80,232        (660,257)        249,110         307,165
  Surrenders (note 6) ..................       (632,268)     (1,187,970)       (202,754)       (159,414)
  Death benefits (note 4) ..............        (94,124)              -        (194,554)        (17,734)
  Net policy repayments (loans)
   (note 5) ............................        340,444         576,003          75,870         112,351
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c)  ..................       (119,910)         41,301         (24,782)        (19,875)
  Adjustments to maintain reserves .....       (389,655)         73,236           8,815          32,618
                                           ------------    ------------   -------------    ------------
      Net equity transactions ..........       (815,179)     (1,158,291)        (87,471)        255,120
                                           ------------    ------------   -------------    ------------
Net change in contract owners' equity ..       (800,752)     (1,155,683)        545,402         708,949
Contract owners' equity beginning
 of period .............................      5,588,622       6,744,305       1,869,912       1,160,963
                                           ------------    ------------   -------------    ------------
Contract owners' equity end of period ..   $  4,787,870       5,588,622       2,415,314       1,869,912
                                           ============    ============   =============    ============
CHANGES IN UNITS:
  Beginning units ......................        279,094         335,788          64,607          54,884
                                           ------------    ------------   -------------    ------------
  Units purchased ......................         21,525          13,182           8,665          12,804
  Units redeemed .......................        (66,763)        (69,876)        (11,782)         (3,081)
                                           ------------    ------------   -------------    ------------
  Ending units .........................        233,856         279,094          61,490          64,607
                                           ============    ============   =============    ============

See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds as of December 31, 2004:

          Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
            Van Kampen LIT - Emerging Growth Fund (VKEmGr)
            Van Kampen LIT - Enterprise Fund (VKEnt)
            Van Kampen LIT - Government Fund (VKGov)
            Van Kampen LIT - Money Market Fund (VKMMkt)

          Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen
           UIF);
            Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds.

          Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the following underlying sub account options were made unavailable in the Account:

            Van Kampen LIT - Asset Allocation Fund (VKAAlloc);
            Van Kampen LIT - Domestic Income Fund (VKDomInc);
            Van Kampen LIT - Global Equity Fund (VKGlobEq).

          Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

            Van Kampen LIT - Asset Allocation Fund to Van Kampen LIT -
             Enterprise Fund (VKEnt);
            Van Kampen LIT - Domestic Income Fund to Van Kampen LIT - Government
             Fund (VKGov);
            Van Kampen LIT - Global Equity Fund to Van Kampen LIT - Money Market
             Fund (VKMMkt).

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 to cover underwriting and administration costs and $0.54 per year per $1,000 to cover sales costs.

          The above charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of each purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines a specified amount each year to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount is calculated based upon the initial specified amount and varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year and declines a specified amount each year to 0% after the ninth year. However, if a policy's specified amount increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter (Reduced
     Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter (Reduced Fee).

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2004.

                                                  Total         VKEmGr          VKEnt          VKGov         VKMMkt
                                          -------------  -------------  -------------  -------------  -------------
     Single Premium contracts issued
      on or after April 16, 1990 .......  $     403,654         16,639        152,365        198,208         26,010
     Multiple Payment and Flexible
      Premium contracts ................          3,764            187            641            431          2,505
     Reduced Fee .......................          1,497            346            790            361              -
                                          -------------  -------------  -------------  -------------  -------------
         Total .........................        408,915         17,172        153,796        199,000         28,515
                                          =============  =============  =============  =============  =============

                                            VKUSRealEst
                                          -------------
     Single Premium contracts issued
      on or after April 16, 1990 .......  $      10,432
     Multiple Payment and Flexible
      Premium contracts ................              -
     Reduced Fee .......................              -
                                          -------------
         Total .........................  $      10,432
                                          =============

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 5.0% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 5.1% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $5,037,565 and $9,122,100, respectively, and total transfers from the Account to the fixed account were $1,996,514 and $1,918,500, respectively.

                                                                     (Continued)

     NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                                 Contract                                               Investment
                                                 Expense                  Unit          Contract          Income       Total
                                                  Rate*       Units     Fair Value    Owners' Equity      Ratio**     Return***
                                                ----------  ---------  ------------  ----------------  ------------  ------------
     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

       Van Kampen LIT - Asset Allocation Fund
         2001 ...............................     0.50%       574,263  $  34.355825  $     19,729,279      4.05%        -2.09%
         2000 ...............................     0.50%       632,194     35.088101        22,182,487      3.91%        -1.06%

       Van Kampen LIT - Domestic Income Fund
         2001 ...............................     0.50%        51,720     24.359872         1,259,893      6.82%         9.42%
         2000 ...............................     0.50%        54,417     22.262237         1,211,444      8.12%         5.60%

       Van Kampen LIT - Emerging Growth Fund
         2004 ...............................     0.50%       137,222     24.888027         3,415,185      0.00%         6.50%
         2003 ...............................     0.50%       154,582     23.368945         3,612,418      0.00%        26.71%
         2002 ...............................     0.50%       130,494     18.442857         2,406,682      0.30%       -32.82%
         2001 ...............................     0.50%       121,395     27.453840         3,332,759      0.10%       -31.84%
         2000 ...............................     0.50%       136,449     40.276202         5,495,647      0.00%       -10.60%

       Van Kampen LIT - Enterprise Fund
         2004 ...............................     0.50%       886,622     34.636713        30,709,672      0.39%         3.53%
         2003 ...............................     0.50%       977,608     33.454750        32,705,631      0.51%        25.25%
         2002 ...............................     0.50%     1,043,372     26.710140        27,868,612      0.35%       -29.68%
         2001 ...............................     0.50%       609,563     37.985117        23,154,322      0.19%       -20.82%
         2000 ...............................     0.50%       668,728     47.973017        32,080,900      0.20%       -15.06%

       Van Kampen LIT - Global Equity Fund
         2001 ...............................     0.50%        73,350     15.404703         1,129,935      0.00%       -15.39%
         2000 ...............................     0.50%        77,932     18.207194         1,418,923      1.42%       -15.24%

       Van Kampen LIT - Government Fund
         2004 ...............................     0.50%     1,314,678     29.696262        39,041,022      4.82%         3.65%
         2003 ...............................     0.50%     1,421,996     28.650758        40,741,263      4.58%         1.24%
         2002 ...............................     0.50%     1,581,163     28.300411        44,747,563      4.30%         9.07%
         2001 ...............................     0.50%     1,595,659     25.947594        41,403,512      5.65%         6.38%
         2000 ...............................     0.50%     1,654,064     24.390303        40,343,122      6.11%        11.85%

       Van Kampen LIT - Money Market Fund
         2004 ...............................     0.50%       233,588     20.480823         4,784,074      0.80%         0.30%
         2003 ...............................     0.50%       261,220     20.420120         5,334,144      0.58%         0.07%
         2002 ...............................     0.50%       318,016     20.405966         6,489,424      1.29%         0.72%
         2001 ...............................     0.50%       322,892     20.261037         6,542,127      3.55%         3.17%
         2000 ...............................     0.50%       366,218     19.638117         7,191,832      5.72%         5.55%

       Van Kampen UIF - U.S. Real Estate Portfolio - Class A
         2004 ...............................     0.50%        61,490     39.279791         2,415,314      1.75%        35.71%
         2003 ...............................     0.50%        64,607     28.942872         1,869,912      0.00%        36.83%
         2002 ...............................     0.50%        54,884     21.153029         1,160,963      4.55%        -1.28%
         2001 ...............................     0.50%        22,883     21.427704           490,330      4.01%         9.29%
         2000 ...............................     0.50%        20,880     19.606131           409,376      7.95%         4.17%

     Multiple Payment contracts and Flexible Premium contracts

       Van Kampen LIT - Asset Allocation Fund
         2001 ...............................     0.80%         5,005     26.122489           130,743      4.05%        -2.38%
         2000 ...............................     0.80%         4,894     26.759924           130,963      3.91%        -1.35%

       Van Kampen LIT - Emerging Growth Fund
         2004 ...............................     0.80%         2,102     24.279081            51,035      0.00%         6.18%
         2003 ...............................     0.80%           149     22.865645             3,407      0.00%        26.33%
         2002 ...............................     0.80%         2,226     18.099781            40,290      0.30%       -33.02%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                 Contract                                               Investment
                                                 Expense                  Unit          Contract          Income       Total
                                                  Rate*       Units     Fair Value    Owners' Equity      Ratio**     Return***
                                                ----------  ---------  ------------  ----------------  ------------  ------------
       Van Kampen LIT - Enterprise Fund
         2004 ...............................     0.80%         3,222  $  27.218605  $         87,698      0.39%         3.22%
         2003 ...............................     0.80%         1,562     26.368770            41,188      0.51%        24.88%
         2002 ...............................     0.80%         5,022     21.115891           106,044      0.35%       -29.89%
         2001 ...............................     0.80%         4,260     30.119826           128,310      0.19%       -21.06%
         2000 ...............................     0.80%         4,199     38.154798           160,212      0.20%       -15.31%

       Van Kampen LIT - Government Fund
         2004 ...............................     0.80%         1,882     21.289315            40,066      4.82%         3.34%
         2003 ...............................     0.80%           156     20.601507             3,214      4.58%         0.93%
         2002 ...............................     0.80%         3,005     20.410749            61,334      4.30%         8.74%

     Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10)

       Van Kampen LIT - Emerging Growth Fund
         2004 ...............................     0.95%            62     23.935663             1,484      0.00%         6.02%
         2003 ...............................     0.95%            61     22.576045             1,377      0.00%        26.14%
         2002 ...............................     0.95%            61     17.897336             1,092      0.30%       -33.12%
         2001 ...............................     0.95%            61     26.762212             1,632      0.10%       -32.14%
         2000 ...............................     0.95%            61     39.440156             2,406      0.00%       -11.00%

       Van Kampen LIT - Government Fund
         2004 ...............................     0.95%           310     28.558351             8,853      4.82%         3.18%
         2003 ...............................     0.95%         2,380     27.677182            65,872      4.58%         0.78%
         2002 ...............................     0.95%         2,380     27.462076            65,360      4.30%         8.58%
         2001 ...............................     0.95%         1,938     25.292479            49,017      5.65%         5.90%
         2000 ...............................     0.95%         1,938     23.882288            46,284      6.11%        11.35%

       Van Kampen LIT - Money Market Fund
         2001 ...............................     0.95%           830     19.750753            16,393      3.55%         2.71%
         2000 ...............................     0.95%           830     19.230324            15,961      5.72%         5.08%

     Single Premium contracts issued on or after April 16, 1990

       Van Kampen LIT - Asset Allocation Fund
         2001 ...............................     1.30%         1,452     28.280541            41,063      4.05%        -2.87%
         2000 ...............................     1.30%         4,714     29.116747           137,256      3.91%        -1.84%

       Van Kampen LIT - Domestic Income Fund
         2001 ...............................     1.30%           408     23.069404             9,412      6.82%         8.55%
         2000 ...............................     1.30%         2,009     21.253101            42,697      8.12%         4.77%

       Van Kampen LIT - Emerging Growth Fund
         2004 ...............................     1.30%           914     23.153190            21,162      0.00%         5.65%
         2003 ...............................     1.30%           808     21.914572            17,707      0.00%        25.70%
         2002 ...............................     1.30%           279     17.433772             4,864      0.30%       -33.36%
         2001 ...............................     1.30%           301     26.160663             7,874      0.10%       -32.38%
         2000 ...............................     1.30%           665     38.689993            25,729      0.00%       -11.31%

       Van Kampen LIT - Enterprise Fund
         2004 ...............................     1.30%         2,048     30.496180            62,456      0.39%         2.71%
         2003 ...............................     1.30%         1,765     29.692096            52,407      0.51%        24.25%
         2002 ...............................     1.30%         1,397     23.896221            33,383      0.35%       -30.24%
         2001 ...............................     1.30%           548     34.256946            18,773      0.19%       -21.46%
         2000 ...............................     1.30%         2,239     43.614811            97,654      0.20%       -15.73%

       Van Kampen LIT - Global Equity Fund
         2001 ...............................     1.30%           255     14.679267             3,743      0.00%       -16.07%
         2000 ...............................     1.30%           269     17.490153             4,705      1.42%       -15.91%

       Van Kampen LIT - Government Fund
         2004 ...............................     1.30%         2,046     20.983996            42,933      4.82%         2.82%
         2003 ...............................     1.30%         1,447     20.407835            29,530      4.58%         0.43%
         2002 ...............................     1.30%         2,740     20.320238            55,677      4.30%         8.20%
         2001 ...............................     1.30%         2,789     18.780467            52,379      5.65%         5.53%
         2000 ...............................     1.30%         3,182     17.795847            56,626      6.11%        10.96%


                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                            Contract                                             Investment
                                            Expense                 Unit          Contract         Income       Total
                                             Rate*      Units    Fair Value    Owners' Equity      Ratio**    Return***
                                           ---------   -------   -----------   ---------------   ----------   ---------
      Van Kampen LIT - Money Market Fund
        2004 ..............................  1.30%         268   $ 14.165845   $         3,796      0.80%       -0.50%
        2003 ..............................  1.30%      17,874     14.237315           254,478      0.58%       -0.73%
        2002 ..............................  1.30%      17,772     14.341737           254,881      1.29%       -0.09%
        2001 ..............................  1.30%      15,742     14.354254           225,965      3.55%        2.35%
        2000 ..............................  1.30%          14     14.025288               196      5.72%        4.71%
                                                                               ---------------

    Contract Owners' Equity Total By Year

      2004 .................................................................   $    80,684,750
                                                                               ===============

      2003 .................................................................   $    84,732,548
                                                                               ===============

      2002 .................................................................   $    83,296,169
                                                                               ===============

      2001 .................................................................   $    97,727,461
                                                                               ===============

      2000 .................................................................   $   111,054,420
                                                                               ===============

   * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                       PAID
                                                                    NATIONWIDE

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Insurance Company